Compensation and Benefits	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
Compensation and Benefits	Other Compensation and Benefits
Compensation and benefits includes, but is not limited to, salaries, bonuses (discretionary awards and guaranteed amounts), severance and deferred compensation. In all instances, compensation expense is accrued over the requisite service period.
Deferred Compensation Programs
The Company has various deferred compensation plans. Some plans allow employees to defer cash payments for services performed in the past and some plans require future service. The Company recognizes compensation expense over the requisite service period. In addition, certain legacy plans required the Company to invest the deferred amounts into designated brokerage accounts at the employee’s discretion, while others allowed employees to make hypothetical investments in which their deferrals were deemed to be invested. The designated brokerage balances are reflected in Prepaid expenses and other assets on the Condensed Consolidated Statements of Financial Condition. The Company maintains company-owned life insurance policies which are designed to offset a portion of the liability for the hypothetical investments of these legacy plans. The cash surrender value of these life insurance policies is also included in Prepaid expenses and other assets on the Condensed Consolidated Statements of Financial Condition.
Deferred compensation liabilities will be paid at various intervals through 2025 and are presented within Deferred compensation programs on the Condensed Consolidated Statements of Financial Condition. Compensation expenses related to these deferred compensation plans was $0.3 million and $1.0 million for the three and nine months ended September 30, 2021, respectively, and $1.6 million and $4.6 million for the three and nine months ended September 30, 2020, respectively, and are presented within Compensation and benefits in the Condensed Consolidated Statements of Operations.
Benefit Plans
Certain employees participate in employee benefit plans, which consist of defined contribution plans including (i) profit-sharing plans qualified under Section 401(k) of the Internal Revenue Code, (ii) a UK pension scheme for U.K. employees and (iii) a Germany pension plan for employees in Germany.
Expenses related to the Company’s employee benefit plans was $1.2 million and $3.8 million for the three and nine months ended September 30, 2021, respectively, and $1.1 million and $3.5 million for the three and nine months ended September 30, 2020, respectively, and are included in Compensation and benefits in the Condensed Consolidated Statements of Operations.
Separation and Termination Benefits
In the second quarter of 2020, the Company underwent a review of operations and headcount levels and the decision was made to reduce employee headcount. In conjunction with such reduction, affected employees were offered a combination of separation and transition benefits (the “termination cost”). As of September 30, 2020, the termination cost accrued was approximately $5.4 million, which is included in Compensation and benefits in the Condensed Consolidated Statements of Operations. These termination costs were fully recognized once the service requirement of the affected employees was complete. The termination costs were substantially paid by December 31, 2020.
Compensation and Benefits
Compensation includes salaries, bonuses (discretionary awards and guaranteed amounts), severance, deferred compensation and equity-based compensation. In all instances, compensation expense is accrued over the requisite service period.
Equity-Based Compensation Plans
The Company’s ownership structure is comprised of ILP interests and SLP interests, which collectively represent equity of the Company. Holders of ILP and SLP interests are entitled to receive distributions of allocations of net profits and losses (and items thereof) of the Company, as defined in the Company Limited Partnership Agreement (the “LPA”), as amended and restated from time to time. The ILP interests represent contributed capital to the Company and are not subject to vesting or service requirements. Periodically, certain Partners supporting the Company’s operations are granted SLP interests (the “SLP awards”). The associated equity-based compensation expense from the SLP awards are included in Total compensation and benefits in the Consolidated Statements of Operations and Comprehensive Loss and on the Consolidated Statements of Financial Condition in Partners’ capital.
Concurrent with the TPH Business Combination, an initial tranche of SLP awards were granted to certain Partners supporting the Company’s operations. The initial tranche of the SLP awards generally vest over a three-year service period beginning on the grant date. Subsequent to the initial tranche, SLP awards are granted to Partners on a periodic basis in accordance with the LPA and generally vest over four years. In the event one of these Partners is terminated or leaves at will, prior to meeting their service requirement, all or a portion of their equity is forfeited and allocated to the other Partners in accordance with the LPA. The SLP has a right but not an obligation to repurchase the awards upon certain termination events.
During the year ended December 31, 2018, the SLP granted SLP awards in the amount of $4.6 million, which vest over a four year service period beginning on the grant date.
The measurement of the grant-date fair value requires the SLP to make estimates about future operating results and the appropriate risk-adjusted discount rates. The methods used to estimate the fair value of equity-based compensation include the market approach and the income approach, each of which involve a significant degree of judgment. Under the market approach, fair value is determined by multiplying earnings before interest and taxes, depreciation and amortization (“EBITDA”) and revenues by the relevant valuation multiple of comparable public companies—adjusted for differences that impact comparability. Under the income approach, fair value is determined by converting future projected cash flows to a single present value amount (discounted) using current expectations about those future cash flows.
The following table presents the ranges of the significant assumptions used to develop the grant date fair value of these equity-based awards:

Range for the Year Ended December 31,
Valuation methodology	Significant assumptions	2018	2017
Income approach	Discount rate	9.90% - 10.80%	9.80% - 11.10%
Market approach	Income multiples	12.00 - 20.00	11.00 - 14.00
	Revenue multiples	2.25 - 4.00	2.25 - 4.25
	Growth rate	2.50% - 2.75%	2.50% - 2.75%
These assumptions could change in the future and may have a material impact on the estimate of the fair value.
On October 1, 2018, the Company modified certain of its existing SLP awards, and as a result of the modification, the Company will recognize incremental equity-based compensation expense of $74.6 million, which is subject to a graded vesting schedule over a five year service period beginning on October 1, 2018. In connection with the October 1, 2018 modification, the Company utilized a Monte Carlo simulation, in addition to the market and income approaches, to estimate the fair value of the SLP award modification. The following table presents the ranges of the significant assumptions used to develop the fair value estimate of this modification:

Valuation methodology	Significant assumptions	Range for October 1, 2018
Monte Carlo simulation	Risk-free interest rate	2.98%
	Expected volatility	30%
	Expected term of the awards granted during the period (years)	5
Income approach	Discount rate	9.90% - 10.80%
Market approach	Income multiples	12.00 - 20.00
	Revenue multiples	2.25 - 4.00
	Growth rate	2.50% - 2.75%
The risk-free interest rate selected was based on a five-year U.S. Treasury rate, which matches the expected term of the award. The stock price volatility selected was based upon an average of historical volatilities of comparable publicly traded companies in industries similar to the SLP, as the SLP does not have a basis for actual stock price volatility. Additionally, it was assumed that no dividends will be paid over the vesting period.
During the year ended December 31, 2019, the SLP granted SLP awards with a grant date fair value of $14.7 million. The fair value of these awards was estimated using the income approach and assumed a range of discount rates between 3.6% and 12.1%. During the year ended December 31, 2020, the SLP granted SLP awards with a grant date fair value of $6.4 million. The fair value of these awards was estimated using the income approach and assumed a range of discount rates between 3.8% and 11.2%. Under the income approach, fair value is determined by converting future projected cash flows to a single present value amount (discounted) using current expectations about those future cash flows.
During the year ended December 31, 2020, the Company modified certain SLP awards that were granted in 2016 by extending the vesting period and changing certain vesting provisions regarding termination, resignation or death/disability. The awards are considered probable of vesting both prior to and post modification and therefore the modification was considered a Type 1 modification. The award value at the time of modification was determined to be less than the original grant date fair value and as a result no additional Equity-based compensation expense was recognized due to the modification. Additionally, the Company elected to continue to recognize Equity-based compensation expense over the original vesting period.
During the years ended December 31, 2020, 2019, and 2018, the Company recognized Equity-based compensation expense of $24.8 million, $193.3 million, and $199.1 million, respectively, related to vested awards. As of December 31, 2020, unrecognized equity-based compensation expense related to non-vested SLP awards was $41.0 million and is expected to be recognized over a weighted average service period of 2.71 years.
Deferred Compensation Programs
The Company has various deferred compensation plans. Some plans allow employees to defer cash payments for services performed in the past and some plans require future service. The Company recognizes compensation expense over the requisite service period. In addition, certain legacy plans required the Company to invest the deferred amounts into designated brokerage accounts at the employee’s discretion, while others allowed employees to make hypothetical investments in which their deferrals were deemed to be invested. The designated brokerage balances are reflected in Prepaid expenses and other assets on the Consolidated Statements of Financial Condition. The Company maintains company-owned life insurance policies which are designed to offset a portion of the liability for the hypothetical investments of these legacy plans. The cash surrender value of these life insurance policies are also included in Prepaid expenses and other assets on the Consolidated Statements of Financial Condition.
During the year ended December 31, 2019, the Company granted deferred compensation to certain Partners. These awards total approximately $8.8 million and vest on various dates between January 1, 2022 and January 1, 2023 or earlier upon the occurrence of certain events. Forfeiture of unvested grants occurs in the event of involuntary termination, and payment is due on various dates between April 2022 and April 2023 or earlier upon the occurrence of certain events. Also, during the years ended, December 31, 2019 and 2018, PWP UK LLP entered into deferred profit sharing arrangements with certain UK Partners in the amount of $3.4 million and $0.8 million, respectively. The deferred amounts will be paid to these UK Partners on various dates, commencing on December 31, 2020 through April 15, 2023. The liabilities under these plans transferred to PWP UK Ltd in conjunction with the UK Reorganization and transfer from PWP UK LLP to PWP UK Ltd. No awards were granted during the year ended December 31, 2020.
Deferred compensation liabilities will be paid at various intervals through 2025 and are presented within Deferred compensation programs on the Consolidated Statements of Financial Condition. During the years ended December 31, 2019 and 2018, $0.9 million and $1.7 million of these awards were forfeited. There were no forfeitures during the year ended December 31, 2020. Compensation expenses related to these deferred compensation plans was $5.8 million, $5.5 million and $1.0 thousand for the years ended December 31, 2020, 2019, and 2018 and are presented within Compensation and benefits in the Consolidated Statements of Operations and Comprehensive Loss.
Benefit Plans
The Company’s employees participate in employee benefit plans, which consists of defined contribution pension plans including (i) profit-sharing plans qualified under Section 401(k) of the Internal Revenue Code and (ii) a UK pension scheme for non-U.S. Partners and employees. All eligible U.S. employees of the Company are covered under a single defined contribution pension plan. The 401(k) plan allows qualifying U.S. employees to contribute their eligible compensation, subject to Internal Revenue Service (“IRS”) limits. The Company makes a safe harbor non-elective contribution of 3% of the participant's eligible compensation per calendar year. The Company may also make a discretionary contribution for participants employed on December 31st of each year. The UK pension scheme allows non-U.S. employees to make a monthly pension contribution based on certain percentages as defined by their employment level. The Company provides a monthly match up to 10% based on employment level.
For the years ended December 31, 2020, 2019, and 2018, expenses related to the Company’s employee benefit plans were $4.5 million, $4.4 million, and $3.4 million, respectively, and are included in Compensation and benefits in the Consolidated Statements of Operations and Comprehensive Loss.
Separation and Termination Benefits
In the first and second quarters of 2020, the Company underwent a review of operations and headcount levels. As a result of this review, the Company made the decision to reduce employee headcount. In conjunction with such reduction, affected employees were offered a combination of separation and transition benefits (the “termination cost”). The total termination cost was approximately $6.0 million which was included in Compensation and benefits in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2020. These termination costs were fully recognized once the service requirement of the affected employees was complete. The termination benefits were substantially paid by December 31, 2020.